Income Tax	3 Months Ended
Dec. 31, 2024
Disclosure of income tax [abstract]
Income Tax

16. INCOME TAX

The Company determined the reporting period's income tax expense based on an estimate of the annual effective income tax rate in the respective countries applied to the pre-tax result before the tax effect of any discrete items of this reporting period. The components of income tax expenses are as follows:

	Three months ended December 31,
(In thousands of Euros)	2024	2023
Current income taxes	(19,976)	(4,610)
Deferred income taxes	843	(2,064)
Income tax expense	(19,133)	(6,674)

The Company estimates the income tax rate for the fiscal year ending September 30, 2025 will be 34%, compared to 35% for the fiscal year ended September 30, 2024.

The Company has applied the mandatory exception to recognizing and disclosing information about deferred tax assets and liabilities arising from Pillar Two income taxes. The Company has reviewed its corporate structure in the light of the introduction of the Pillar Two Model Rules in various jurisdictions. Since the Company's effective tax rate is above 15% in the jurisdictions in which it operates, it has determined that it is not subject to Pillar Two "top-up" taxes. Therefore, the consolidated financial statements do not include information required by paragraphs 88A-88D of IAS12.